RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2018
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

Key management personnel of the Company include the President and Chief Executive Officer, Executive VP and Chief Operating Officer, Chief Financial Officer, Chief Technical Officer, Chief Scientific Officer, former Chief Medical Officer, former Executive VP of Research and Development, and Directors of the Company. Compensation paid to key management personnel is as follows:

	2018	2017	2016

Salaries, consulting fees, and director fees	$2,439,422	$2,179,826	$2,651,651
Share-based payments, net of cancellations (a)	1,429,053	770,222	1,029,878
Total compensation	$3,868,475	$2,950,048	$3,681,529

(a)	Share-based payments to related parties represents the fair value of options granted and vested in the period to key management personnel net of expense reversed for options cancelled before vesting.

During the year ended September 30, 2018, the Company modified 73,000 (2017 – Nil; 2016 – Nil) options held by and granted 682,000 (2017 – Nil; 2016 – 44,500) options to key management personnel. The vesting of these options and options granted to key management personnel in prior periods were recorded as share-based payments expense in the statement of loss and comprehensive loss at a value of $1,429,053 (2017 - $770,222; 2016 - $1,029,878).

Included in accounts payable and accrued liabilities at September 30, 2018 is $128,035 (2017 - $219,031) due to related parties with respect to key management personnel compensation and expense reimbursements. Amounts due to related parties are non-interest bearing, with no fixed terms of repayment.

Commitments

The CEO is entitled to a payment of one year of base salary upon termination without cause. Additionally, the CEO is entitled to 18 months of salary if termination without cause occurs after a change of control event or within 60 days prior to a change of control event where such event was under consideration at the time of termination. The CFO is entitled to a payment of one year of base salary upon termination without cause, whether or not the termination was caused by a change of control event. The COO is entitled to a payment of one year of base salary upon termination without cause. Additionally, the COO is entitled to 18 months of salary if termination without cause occurs within 18 months after a change of control event.

Stock options held by the CEO, CFO, and COO vest immediately upon a change of control.